[LINCOLN FINANCIAL GROUP LOGO]













                                                            Lincoln National
                                                            Managed Fund, Inc.
                                                            Annual Report
                                                            December 31, 1999

Lincoln National Managed Fund, Inc.

Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

Lincoln National Managed Fund, Inc.


Managed by:   [LINCOLN FINANCIAL GROUP LOGO]


The Fund had a return of 7.8% for the 1999 fiscal year while its customized benchmark (55% S&P 500 Index, 40% Lehman Brothers Government/ Corporate Bond Index and 5% Salomon Smith Barney 90 day T-Bill*) returned 11.0% for the same period.

Embracing a robust economy and shrugging off the implications of the year's three increases in short-term interest rates by the Federal Reserve, equity markets across the board turned in impressive performances in 1999, with the major indices achieving all-time highs near year-end. For 1999, the S&P 500 returned 21.1%, and the Russell 2000 had a 21.3% return. The large cap portion of the equities position had a return of 19.3% for the year, not far off its benchmark. Meanwhile the Fund's exposure to small cap stocks was the main drag on performance with a return of -2.5% for the year.

The implications of higher rates continued to hamper the bond market performance. The Lehman Brothers Government/Corporate Index had a return of -2.1% for the year. The yield on the long Treasury bond ended the year at 6.48%, up strongly from 5.09% at the beginning of the year.

The uncertainty of late 1999 was Y2K. As this uncertainty is now a realized non-event, we turn to the 21st century with new uncertainties. The biggest will be: how high do interest rates need to go to lower economic growth to an acceptable level for the Federal Reserve Board?

David C. Fischer


Growth of $10,000 invested 1/1/90 through 12/31/99

                                                   1/1/90  12/31/99
Managed Fund                                      $10,000   $30,629
Salomon Brothers 90 Day Treasury Bill             $10,000   $17,789
Lehman Brothers Government/Corporate Bond Index   $10,000   $23,877
S&P 500 Index                                     $10,000   $70,087


This chart illustrates, hypothetically, that $10,000 was invested in the Managed Fund on 1/1/90. As the chart shows, by December 31, 1999, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $30,629. For comparison, look at how the Indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                   Ended
on investments                          12/31/99
--------------------------------------------------
One Year                                + 7.75%
--------------------------------------------------
Five Years                              +16.47%
--------------------------------------------------
Ten Years                               +11.84%
--------------------------------------------------



 * Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. Lehman Brothers Gov't/Corp Bond Index - Measures performance of diversified, investment grade, bond issues. Salomon Brothers 90 Day T-Bill Index - Measures the return on short term securities. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.


                                 Managed Fund 1

Lincoln National Managed Fund, Inc.
Statement of Net Assets
December 31, 1999

Investments:
                                                     Par           Market
Long-Term Debt Investments:                          Amount        Value
-------------------------------------------------------------------------------
U.S. Government and Agency Obligations: 17.6%
Federal Farm Credit Bank
5.75%, 3/23/05                                       $19,000,000   $18,085,813
Federal Home Loan Mortgage Corporation
6.39%, 10/15/06                                        1,957,792     1,909,458
6.00%, 6/11/08                                        13,800,000    12,889,675
6.63%, 9/15/09                                        40,000,000    38,869,040
7.30%, 12/1/12                                         2,897,136     2,898,946
8.50%, 1/1/17                                            386,217       403,476
Federal National Mortgage Association
0.00%, 8/7/01                                          7,000,000     6,317,364
6.73%, 8/1/05                                          2,055,487     1,982,332
7.18%, 10/1/05                                         3,848,419     3,784,458
6.66%, 11/1/05                                           959,324       920,720
6.66%, 12/1/05                                         1,917,361     1,831,482
7.04%, 7/1/06                                          2,394,244     2,370,300
0.00%, 7/24/06                                        11,500,000     7,323,695
6.63%, 9/15/09                                        11,000,000    10,696,497
7.15%, 10/1/15                                         2,683,655     2,615,597
7.50%, 5/25/20                                         2,243,692     2,499,539
7.00%, 10/1/25                                         1,528,083     1,485,584
6.50%, 6/1/28                                         13,002,012    12,282,838
Government National Mortgage Association
6.50%, 12/15/23                                          855,679       811,558
U.S. Treasury Notes
5.88%, 2/15/04                                        16,000,000    15,732,770
10.75%, 8/15/05                                       15,000,000    17,903,426
-------------------------------------------------------------------------------
                                                                   163,614,568
Asset-Backed: 0.0%
-------------------------------------------------------------------------------
Mid-State Trust
7.63%, 4/1/22                                             65,814        65,885
-------------------------------------------------------------------------------

Collaterlized Mortgage Obligations: 1.0%
-------------------------------------------------------------------------------
Federal National Mortgage Association Series
1996-23
6.50%, 9/25/21                                         3,310,472     3,265,512
Norwest Asset Sec Corp Series 99-5
6.25%, 3/25/14                                         4,738,058     4,572,226
Vanderbilt MTG Series 99-A CL 1A2 144a
5.97%, 3/7/12                                          1,300,000     1,270,750
-------------------------------------------------------------------------------
                                                                     9,108,488
Automobile & Auto Parts: 0.2%
-------------------------------------------------------------------------------
Chrysler
7.45%, 2/1/97                                          1,000,000       935,872
Goodyear Tire & Rubber
6.63%, 12/1/06                                         1,250,000     1,194,990
-------------------------------------------------------------------------------
                                                                     2,130,862
Banking, Finance & Insurance: 8.7%
-------------------------------------------------------------------------------
Ahmanson, H. F.
8.25%, 10/1/02                                         2,000,000     2,052,498
Associates Corporation
6.25%, 11/1/08                                         5,000,000     4,616,393
Banc One
9.88%, 3/1/09                                            500,000       576,112
Banque Paribas-NY
8.35%, 6/15/07                                         1,600,000     1,641,624
Barnett Bank
6.90%, 9/1/05                                          1,500,000     1,464,970
Barnett Capital Trust I
8.06%, 12/1/26                                         1,900,000     1,809,958
Beaver Valley Funding
9.00%, 6/1/17                                            350,000       352,972
Citicorp Notes
6.33%, 1/5/06                                          1,600,000     1,512,340
Comerica Bank
7.88%, 9/15/26                                         1,500,000     1,437,858
Dow Capital
9.00%, 5/15/10                                         3,000,000     3,256,589

                                                     Par           Market
                                                     Amount        Value
Banking, Finance & Insurance (Cont.)
-------------------------------------------------------------------------------
Fannie Mae- When Issued
0.00%, 6/1/17                                        $26,260,000   $ 7,548,600
Finova Capital
6.12%, 5/28/02                                         1,000,000       973,107
First Chicago
7.00%, 10/16/06                                        3,400,000     3,298,133
First Union
8.00%, 8/15/09                                         2,000,000     2,049,503
First of America Capital Trust I
8.12%, 1/31/27                                         2,000,000     1,907,615
General Electric Capital
8.30%, 9/20/09                                         3,000,000     3,167,104
General Motors Acceptance
8.88%, 6/1/10                                          1,500,000     1,611,078
Household Finance
9.63%, 7/15/00                                           875,000       887,704
Hydro-Quebec
7.20%, 10/5/09 (1)                                     3,000,000     3,314,802
International Lease Finance
8.25%, 1/15/00                                         2,000,000     2,001,084
John Deere Capital
8.63%, 8/1/19                                          2,000,000     2,059,159
Lehman Brothers
7.38%, 1/15/07                                         4,000,000     3,902,895
Mellon Capital I Notes
7.72%, 12/1/26                                         1,500,000     1,379,772
Mercantile Bancorp
7.30%, 6/15/07                                         1,325,000     1,296,760
Midland Bank
6.25%, 9/29/49                                         1,600,000     1,329,520
Morgan Stanley Group
6.88%, 3/1/07                                          2,250,000     2,178,930
National Westminister Bank
9.45%, 5/1/01                                            500,000       516,590
NationsBank
8.13%, 6/15/02                                         1,000,000     1,025,710
Nynex Capital Funding
7.63%, 10/15/09 (1)                                    3,000,000     3,103,113
Paine Webber Group
6.38%, 5/15/04                                         3,400,000     3,244,997
PNC Funding
6.88%, 7/15/07                                         1,663,000     1,587,475
PSE&G Capital 144A
6.25%, 5/15/03                                         2,500,000     2,402,658
Salomon Brothers
7.25%, 1/15/00                                         1,000,000     1,000,295
Simon DeBartolo Group
7.13%, 6/24/05                                           600,000       564,974
SouthTrust Bank of Birmingham
7.69%, 5/15/25                                         2,750,000     2,728,388
Standard Chartered PLC
6.28%, 12/29/49                                        3,000,000     2,116,050
State Street Capital-B
8.04%, 3/15/27                                         1,400,000     1,322,643
Union Bank Switzerland
7.25%, 7/15/06                                         2,250,000     2,178,646
Wachovia Capital Trust I
7.64%, 1/15/27                                         1,900,000     1,740,979
-------------------------------------------------------------------------------
                                                                    81,159,598
Cable, Media & Publishing: 0.5%
-------------------------------------------------------------------------------
Century Communications
0.00%, 1/15/08                                           350,000       155,750
Charter Communications
8.63%, 4/1/09                                            350,000       324,625
News America Holdings
8.45%, 8/1/34                                          1,500,000     1,520,162
Time Warner
9.13%, 1/15/13                                         2,000,000     2,195,294
-------------------------------------------------------------------------------
                                                                     4,195,831
Chemicals: 0.1%
-------------------------------------------------------------------------------
ISP Holdings
9.00%, 10/15/03                                          350,000       344,750
Polymer Group
9.00%, 7/1/07                                            350,000       343,000
-------------------------------------------------------------------------------
                                                                       687,750

                                 Managed Fund 2

                                                      Par          Market
                                                      Amount       Value
Consumer Products: 0.3%
-------------------------------------------------------------------------------
Westvaco
8.30%, 8/1/22                                         $2,500,000   $ 2,561,679
-------------------------------------------------------------------------------

Energy: 0.6%
-------------------------------------------------------------------------------
Central Power & Light
6.63%, 7/1/05                                          3,000,000     2,861,635
Enron
9.50%, 6/15/01                                         1,000,000     1,030,806
Petro-Canada
8.60%, 10/15/01                                        1,500,000     1,538,195
-------------------------------------------------------------------------------
                                                                     5,430,636
Environmental Services: 0.1%
-------------------------------------------------------------------------------
Waste Management
6.63%, 7/15/02                                         1,000,000       940,274
-------------------------------------------------------------------------------

Food, Beverage & Tobacco: 0.1%
-------------------------------------------------------------------------------
Nabisco
7.55%, 6/15/15                                           750,000       703,326
-------------------------------------------------------------------------------

Healthcare & Pharmaceuticals: 0.1%
-------------------------------------------------------------------------------
Allegiance
7.30%, 10/15/06                                        1,000,000       989,878
Tenet Healthcare
8.00%, 1/15/05                                           350,000       337,572
-------------------------------------------------------------------------------
                                                                     1,327,450
Leisure, Lodging & Entertainment: 0.1%
-------------------------------------------------------------------------------
Darden Restaurants
6.38%, 2/1/06                                          1,500,000     1,386,460
-------------------------------------------------------------------------------

Metals & Mining: 0.7%
-------------------------------------------------------------------------------
AK Steel
7.88%, 2/15/09                                           350,000       333,375
Cyprus Amax Minerals
7.38%, 5/15/07                                         2,500,000     2,370,188
Inco
9.60%, 6/15/22                                         1,000,000       944,860
Newmont Gold
8.91%, 1/5/09                                            642,313       667,617
Placer Dome
7.37%, 6/3/26                                          1,000,000       936,497
Placer Dome-Series A
7.31%, 1/26/21                                         1,000,000       826,982
-------------------------------------------------------------------------------
                                                                     6,079,519
Miscellaneous: 0.9%
-------------------------------------------------------------------------------
Corp Andina
7.75%, 3/1/04                                          2,000,000     2,007,397
ESI Tractebel
7.99%, 12/30/11                                          350,000       315,875
Lilly (Eli)
8.38%, 2/7/05                                          2,250,000     2,344,725
Manitoba
7.75%, 7/17/16                                         1,500,000     1,537,998
Republic of Korea
8.88%, 4/15/08                                         1,600,000     1,684,224
-------------------------------------------------------------------------------
                                                                     7,890,219
Paper & Forest Products: 0.0%
-------------------------------------------------------------------------------
Buckeye Cellulose *
8.50%, 12/15/05                                          175,000       171,500
-------------------------------------------------------------------------------

Real Estate: 0.0%
-------------------------------------------------------------------------------
Toll
8.13%, 2/1/09                                            350,000       324,625
-------------------------------------------------------------------------------

Retail: 0.4%
-------------------------------------------------------------------------------
Sears Roebuck
9.05%, 2/6/12                                          2,500,000     2,664,668
Service Corp International
7.00%, 6/1/15                                          1,000,000       831,578
-------------------------------------------------------------------------------
                                                                     3,496,246

                                                      Par           Market
                                                      Amount        Value
Telecommunications: 0.7%
-------------------------------------------------------------------------------
Litton Industries
6.98%, 3/15/36                                        $1,000,000    $  965,845
Pacificorp
9.15%, 8/9/11                                          1,500,000     1,669,526
Qwest Communications International
0.00%, 2/1/08 (1)                                        350,000       267,750
Southwestern Bell Capital
7.13%, 6/1/05                                          2,000,000     1,983,088
U.S. Cellular
7.25%, 8/15/07                                         1,500,000     1,446,488
-------------------------------------------------------------------------------
                                                                     6,332,697
Transportation & Shipping: 1.1%
-------------------------------------------------------------------------------
American Airlines
10.18%, 1/2/13                                         1,500,000     1,668,481
Burlington Northern Railroad
6.94%, 1/2/14                                            453,633       421,851
Chicago & Northwestern Transportation
6.25%, 7/30/12                                         1,278,249     1,200,234
CSX
7.25%, 5/1/27                                          1,000,000       972,102
Federal Express
7.96%, 3/28/17                                         1,129,243     1,106,500
General American Transportation
7.50%, 2/28/15                                         1,382,449     1,353,130
Norfolk Southern
7.05%, 5/1/37                                          2,000,000     1,966,275
United Airlines
9.35%, 4/7/16                                          1,500,000     1,538,235
-------------------------------------------------------------------------------
                                                                    10,226,808
Utilities: 3.0%
-------------------------------------------------------------------------------
AES
9.50%, 6/1/09                                            350,000       353,500
Calpine
7.75%, 4/15/09                                           350,000       332,500
Colonial Gas-Series A
6.81%, 5/19/27                                         1,500,000     1,490,629
Consumers Energy
6.50%, 6/15/05                                         1,000,000       986,489
Detroit Edison
6.56%, 5/1/01                                          2,000,000     1,981,887
Duquesne Light
8.70%, 6/1/16                                          2,422,000     2,557,864
Great Lakes Power
9.00%, 8/1/04                                          1,500,000     1,525,498
Houston Light & Power Capital Trust II
8.26%, 2/1/37                                          1,900,000     1,771,809
MidAmerican Energy
6.50%, 12/15/01                                        1,250,000     1,234,535
Nevada Power
7.06%, 5/1/00                                          1,500,000     1,501,349
Noble Affiliates
7.25%, 10/15/23                                          600,000       528,802
Old Dominion Electric
7.48%, 12/1/13                                         1,500,000     1,452,230
Pacific Gas & Electric
6.25%, 8/1/03                                          2,000,000     1,937,290
PSI Energy
8.85%, 1/15/22                                           495,000       523,347
Public Service
6.38%, 11/1/05                                         1,500,000     1,417,853
Scana
7.44%, 10/19/04                                          500,000       495,967
South Carolina Electric
9.00%, 7/15/06                                         2,500,000     2,653,718
Texas Gas Transmissions
8.63%, 4/1/04                                          2,000,000     2,069,801
Texas Utilities
7.38%, 8/1/01                                          1,500,000     1,506,136
Washington Water Public
8.01%, 12/17/01                                        1,000,000     1,009,208
-------------------------------------------------------------------------------
                                                                    27,330,412

                                 Managed Fund 3

                                                                  Market
                                                                  Value
-------------------------------------------------------------------------------
Total Long-Term Debt Investments: 36.2%
(Cost $338,447,114)                                               $335,164,833
-------------------------------------------------------------------------------

                                                        Number
Common Stock:                                           of Shares
-------------------------------------------------------------------------------
Aerospace & Defense: 1.4%
-------------------------------------------------------------------------------
GenCorp                                                   30,700       303,163
General Dynamics                                          44,200     2,331,550
Honeywell International                                   61,500     3,547,781
Kellstrom Industries *                                    35,700       325,763
Northrop                                                  16,600       897,438
Titan *                                                    2,200       103,674
United Technologies                                       80,000     5,200,000
-------------------------------------------------------------------------------
                                                                    12,709,369
Automobiles & Auto Parts: 1.3%
-------------------------------------------------------------------------------
Autonation *                                             152,300     1,408,775
Avis Rent-A-Car *                                         33,500       856,344
CSX Auto *                                                 5,400        94,500
Dollar Thrifty Automotive *                               24,500       586,469
Ford Motor                                                57,000     3,045,938
Goodrich (B.F.)                                           58,700     1,614,250
Hertz Class A                                              9,600       481,200
Navistar International *                                  82,100     3,889,488
Polaris Industries                                         7,100       257,374
-------------------------------------------------------------------------------
                                                                    12,234,338
Banking, Finance & Insurance: 8.3%
-------------------------------------------------------------------------------
Allstate                                                  80,620     1,934,880
Ambac Financial Group                                     23,200     1,210,750
American General                                           7,500       569,063
American International Group                              60,200     6,509,125
Americredit *                                             26,200       484,700
AmSouth Bancorporation                                   105,600     2,039,400
Arcadia Financial                                         59,700       264,919
Astoria Financial                                          7,200       219,825
Banco Santander Puerto Rico                               18,000       277,874
Bank of America                                           68,390     3,432,323
Bank One                                                  95,152     3,050,811
BSB Bancorp                                               29,700       573,581
Capitol Federal Financial                                 43,800       427,734
Chase Manhattan                                           82,400     6,401,450
Chicago Title                                              6,300       291,375
Citigroup                                                151,373     8,410,662
Citizens Bank                                             25,400       563,563
Comerica                                                  43,850     2,047,247
Commerce Group                                            10,400       271,700
Conseco                                                  157,800     2,820,675
Dime Bancorp                                              41,700       630,712
Dime Community Bancshares                                 30,000       555,938
Federal Home Loan Bank                                    16,100       757,706
Federal National Mortgage Association                     13,100       817,931
Financial Federal                                         22,700       517,844
Firstar                                                   10,050       212,306
Flagstar Bancorp                                           5,400        92,981
Fleet Boston Financial                                    47,020     1,636,884
Goldman Sachs Group                                       10,000       941,875
Harbor Florida Bancshares                                 27,400       353,631
Hudson United Bancorp                                     28,800       736,200
Lehman Brothers Holdings                                  25,300     2,142,594
Marsh & McLennan                                          57,800     5,530,738
Merrill Lynch & Company                                   14,400     1,202,400
Metris                                                    50,616     1,806,359
MGIC Investment                                           10,000       601,875
Morgan (J.P.)                                             26,200     3,317,575
Nextcard *                                                 2,900        83,556
Paine Webber Group                                       106,600     4,137,413
PNC Financial Group                                       19,900       885,550
Profit Recovery Group *                                    2,400        63,675
Provident Bankshares                                      12,600       219,319
Queens County Bancorp                                     23,700       640,641
RenaissanceRe Holdings                                    18,500       756,188
Roslyn Bancorp                                            35,775       658,484
SEI                                                       16,200     1,928,306
SLM Holding                                               36,300     1,533,675
St. Paul                                                  16,000       539,000

                                                        Number     Market
                                                        of Shares  Value
Banking, Finance & Insurance (Cont.)
-------------------------------------------------------------------------------
Susquehanna Bancshares                                     8,700   $   136,480
Triad Guaranty *                                          22,900       520,259
UnionBanCal                                               11,600       457,475
Washington Mutual                                         39,480     1,026,480
-------------------------------------------------------------------------------
                                                                    77,243,707
Building & Materials: 0.7%
-------------------------------------------------------------------------------
American Standard *                                       11,600       532,150
Beazer Homes USA *                                        16,800       323,400
Centex Construction Products                              10,600       413,400
D.R. Horton                                               30,000       414,375
Kaufman & Broad Home                                      15,000       362,813
M.D.C. Holdings                                           23,100       362,381
National R.V. Holdings *                                  30,700       590,975
Nortek *                                                  18,500       518,000
NVR *                                                     12,500       596,875
Standard Pacific                                          56,900       625,900
Toll Brothers *                                           30,000       558,750
USG                                                       28,900     1,361,913
Vulcan Materials                                           5,250       209,672
-------------------------------------------------------------------------------
                                                                     6,870,604
Cable, Media & Publishing: 1.6%
-------------------------------------------------------------------------------
Actv *                                                     3,800       172,781
Consolidated Graphics *                                   16,800       250,950
Donnelley & Sons                                          75,100     1,863,419
Hollinger International                                   34,400       445,050
Knight-Ridder                                             36,500     2,171,750
Macrovision *                                              1,200        88,500
McGraw-Hill                                               33,800     2,082,925
New York Times                                           118,700     5,831,138
R.H.Donnelley *                                           18,280       345,034
Scholistic *                                              14,900       927,059
Sirius Satellite Radio *                                   3,300       146,644
Valassis Communications *                                  7,200       304,200
Zomax *                                                    2,000        90,438
-------------------------------------------------------------------------------
                                                                    14,719,888
Chemicals: 0.9%
-------------------------------------------------------------------------------
Avery Dennison                                             7,300       531,988
Cytec Industries *                                        18,200       420,875
Dow Chemical                                              37,600     5,024,300
Ethyl                                                    136,000       535,500
Lubrizol                                                  30,300       935,513
Omnova Solutions                                          34,000       263,500
Pioneer Natural Resources                                 15,800       141,212
Quaker Chemical                                           23,600       336,300
-------------------------------------------------------------------------------
                                                                     8,189,188
Computers & Technology: 13.2%
-------------------------------------------------------------------------------
About.com *                                                3,200       286,600
Acclaim Entertainment *                                   49,900       257,297
Advanced Digital Information *                             8,500       415,703
American Management Systems *                             38,100     1,191,816
American Power Conversion *                               92,400     2,434,163
Ancor Communications *                                     2,700       183,769
Apple Computer *                                          50,000     5,139,063
Aspen Technology *                                         5,600       148,575
Autobytel.com *                                            9,000       136,688
Avant *                                                   20,400       306,638
Avtoration *                                              14,800       696,525
Barra *                                                    6,500       208,812
Bell & Howell *                                           20,200       642,613
Black Box *                                                9,500       637,688
BMC Software *                                            16,000     1,278,500
BroadVision *                                              5,000       850,313
Brooktrout *                                               5,600       104,475
Caci International *                                      17,100       387,956
Cisco Systems *                                          104,400    11,180,588
Clarify *                                                  1,100       139,459
Computer Associates International                         49,700     3,475,894
Concentric Network *                                       2,800        86,100
Dell Computer *                                           88,400     4,505,638
Electronics Arts *                                        23,300     1,958,656
EMC *                                                     59,600     6,511,300
Emulex *                                                   2,800       316,312
Entrust Technologies *                                     1,800       107,831

                                 Managed Fund 4

                                                       Number       Market
                                                       of Shares    Value
Computers & Technology (Cont.)
-------------------------------------------------------------------------------
Go2net *                                                   3,100    $  270,088
Infocure *                                                13,300       415,209
Informix *                                                28,900       331,447
International Business Machine                            62,000     6,696,000
Intraware *                                                1,700       135,681
Lexmark International Group Class A *                     59,900     5,420,950
Mercury Computer Systems *                                 7,600       263,625
Mercury Interactive *                                     52,700     5,689,953
Micromuse *                                                  900       153,113
Micros Systems *                                           4,900       363,059
Microsoft *                                              223,500    26,086,641
Microstrategy *                                            3,300       693,103
Midway Games *                                            19,200       459,600
National Computer Systems                                  9,700       364,356
Nvidia *                                                   5,200       243,913
Oracle *                                                 107,950    12,093,773
Proxicom *                                                 1,500       186,328
Razorfish *                                                  900        85,556
Remedy *                                                   4,100       195,006
S1 *                                                       2,100       163,800
Sandisk *                                                  1,600       153,400
Sun Microsystems *                                       143,300    11,092,316
Sunquest Information Systems *                            25,000       320,313
Sybase *                                                  48,000       814,500
Symantec *                                                76,400     4,486,113
Wallace Computer Services                                 39,600       658,350
Whittman-Hart *                                            9,400       504,369
Xircom *                                                   6,600       495,000
-------------------------------------------------------------------------------
                                                                   122,424,534
Consumer Products: 2.3%
-------------------------------------------------------------------------------
Avon Products                                             18,100       597,300
Brady                                                     23,900       811,106
Clorox                                                    47,800     2,407,925
Fortune Brands                                            12,400       409,975
F.Y.I. *                                                   4,100       139,528
Herbalife International                                   15,000       213,300
Kimberly-Clark                                            56,000     3,654,000
Minnesota Mining & Manufacturing                          17,800     1,742,175
Procter & Gamble                                          56,000     6,135,500
Salton *                                                  14,000       468,124
TeleSpectrum Worldwide *                                  42,300       297,422
Tupperware                                                15,500       262,531
Tyco International                                       116,200     4,517,275
-------------------------------------------------------------------------------
                                                                    21,656,161
Electronics & Electrical Equipment: 5.0%
-------------------------------------------------------------------------------
Amkor Technologies *                                      14,900       419,063
Amphenol Class A *                                         2,200       146,438
Applied Materials *                                       14,900     1,887,178
Barnes Group                                              19,500       318,094
Cable Design Technologies *                                8,800       202,400
Cleco                                                      5,100       163,519
Corning                                                    7,500       967,031
Credence Systems *                                         5,100       440,034
CTS                                                        2,100       158,288
Cypress Semiconductor *                                   20,400       660,450
DII Group *                                                9,400       667,106
DuPont Photomasks *                                        6,800       327,675
Electro Scientific Industries *                            4,200       305,813
FirstEnergy                                               24,200       549,038
General Electric                                         127,900    19,792,525
Hadco *                                                    8,800       448,800
Harmonic Lightwaves *                                      3,200       303,500
Integrated Device Technologies *                          15,700       454,809
Intel                                                    106,500     8,762,953
International Rectifier *                                 26,900       699,400
Kemet *                                                   17,200       775,075
Lam Research *                                             5,000       558,125
LTX *                                                      8,500       191,781
Mettler-Toledo International *                             3,700       141,294
Optical Coating Laboratory                                   500       147,375
Sawtek *                                                   9,100       606,003
Sensormatic Electronics *                                  5,200        90,675
Smith (A.O.)                                              24,700       540,313
Solectron *                                               12,400     1,179,550
Texas Instruments                                         31,300     3,032,188
TriQuint Semiconductor *                                     800        88,924

                                                       Number       Market
                                                       of Shares    Value
Electronics & Electrical Equipment (Cont.)
-------------------------------------------------------------------------------
Varian Semiconductor Equipment *                           3,500    $  118,891
Veeco Instruments *                                        3,200       149,700
Waters *                                                  29,400     1,558,200
-------------------------------------------------------------------------------
                                                                    46,852,208
Energy: 3.6%
-------------------------------------------------------------------------------
Apache *                                                  15,500       572,531
Atlantic Richfield *                                      60,500     5,233,250
Conoco                                                    30,800       762,300
Constellation Energy                                      30,100       872,900
Enron                                                     29,600     1,313,500
Exxon Mobil                                               98,100     7,903,181
Gulf Island Fabrication *                                 20,000       186,875
Houston Exploration *                                     34,000       673,624
Hs Resources *                                             7,900       136,275
Kerr-McGee                                                18,191     1,127,842
Murphy Oil                                                12,400       711,450
Northwest Natural Gas                                     28,200       615,994
Nuevo Energy *                                             7,800       146,250
Occidental Petroleum                                      98,800     2,136,550
Royal Dutch Petroleum                                     94,000     5,681,125
Stone Energy *                                             8,700       309,938
Texaco                                                    72,800     3,953,950
USX-Marathon Group                                        31,700       782,594
UTI Energy *                                               6,200       142,988
Vintage Petroleum                                          8,400       101,325
-------------------------------------------------------------------------------
                                                                    33,364,442
Food, Beverage & Tobacco: 2.6%
-------------------------------------------------------------------------------
Canandaigua Brands Class A *                              12,400       632,400
CKE Restaurants                                           84,920       498,905
Coca Cola                                                 67,600     3,937,700
ConAgra                                                   59,100     1,333,444
General Mills                                             90,800     3,246,100
Heinz (H.J.)                                              50,950     2,028,447
Jack in the Box *                                         30,600       633,038
Michael Foods                                             12,000       296,250
Philip Morris                                            116,900     2,710,619
Quaker Oats                                               72,400     4,751,250
Ralcorp Holdings *                                        17,600       350,900
Riviana Foods                                              9,300       166,238
RJ Reynolds Tobacco Holdings                              15,800       278,475
Ryan's Family Steakhouses *                               40,500       343,616
Schweitzer-Mauduit International                          47,500       638,281
Suiza Foods *                                             48,100     1,905,963
Universal                                                  5,000       114,063
-------------------------------------------------------------------------------
                                                                    23,865,689
Healthcare & Pharmaceuticals: 5.5%
-------------------------------------------------------------------------------
Abgenix *                                                    800       104,400
Affymetrix *                                               1,700       288,416
Albany Molecular Research *                               12,000       368,981
Ameripath *                                               37,800       310,669
Amgen *                                                  140,000     8,404,375
Apria Healthcare Group *                                  12,000       215,250
Bergen Brunswig Class A                                   11,264        93,630
Bindley Western Industries                                29,000       436,813
Boston Scientific *                                       22,800       498,750
Bristol-Myers Squibb                                      88,300     5,667,756
Cephalon *                                                 2,800        97,125
Chirex *                                                  10,200       148,219
Corixa *                                                  15,000       254,063
Cygnus *                                                  20,000       363,750
Enzo Biochem *                                             7,000       315,438
Genzyme *                                                  7,500       337,031
Gliatech *                                                15,000       252,656
Idec Pharmaceuticals *                                     4,600       451,519
Johnson & Johnson                                         54,300     5,056,688
King US *                                                 10,900       610,400
Lilly (Eli)                                               27,100     1,802,150
Lincare Holdings *                                        72,400     2,513,638
Matria Healthcare *                                       52,300       217,372
Medicis Pharmaceutical Class A *                          10,800       459,675
MedQuist *                                                16,000       411,500
Medtronic                                                 94,168     3,431,247
Merck & Company                                           85,600     5,740,550
NBTY *                                                    20,000       221,250
Ocular Sciences *                                         26,100       492,638

                                 Managed Fund 5

                                                        Number     Market
                                                        of Shares  Value
Healthcare & Pharmaceuticals (Cont.)
-------------------------------------------------------------------------------
Pfizer                                                   109,500   $ 3,551,906
Prime Medical Services *                                  37,500       339,844
Protein Design Labs *                                      1,600       112,100
Rexall Sundown *                                          36,200       373,313
Schering-Plough                                          150,000     6,328,125
Spacelabs Medical *                                        8,300       154,328
The Cooper Companies                                       7,500       225,938
-------------------------------------------------------------------------------
                                                                    50,651,503
Industrial Machinery: 0.4%
-------------------------------------------------------------------------------
Advanced Energy Industries *                               4,600       226,406
Astec Industries *                                         5,000        94,219
Asyst Technologies *                                       3,600       235,913
Cascade                                                   39,400       361,988
Ingersoll-Rand                                            28,800     1,585,800
Kulicke & Soffa Industries *                               8,600       365,768
PRI Automation *                                           4,100       274,188
Zebra Technologies Class A *                               6,900       400,416
-------------------------------------------------------------------------------
                                                                     3,544,698
Leisure, Lodging & Entertainment: 0.5%
-------------------------------------------------------------------------------
Carnival Cruise Lines                                     62,000     2,964,375
Eastman Kodak                                             22,700     1,503,875
Harrah's Entertainment                                    20,000       528,750
Preview Travel *                                           1,500        78,844
Topps *                                                   10,600       109,644
-------------------------------------------------------------------------------
                                                                     5,185,488
Metals & Mining: 0.3%
-------------------------------------------------------------------------------
Amcol International                                       26,100       420,863
Commercial Metals Company                                 21,700       736,444
Terex                                                     23,100       641,025
US Can Corporation *                                      18,100       359,738
Worthington Industries                                    24,300       401,709
-------------------------------------------------------------------------------
                                                                     2,559,779
Miscellaneous: 0.2%
-------------------------------------------------------------------------------
Advo *                                                    36,500       866,875
Diamond Tech Partners *                                    2,000       173,125
Kelly Services                                            10,000       251,874
Lason *                                                    5,000        54,844
Navigant Consulting *                                     20,500       222,938
Teletech Holdings *                                        4,100       138,888
URS *                                                     28,400       615,925
-------------------------------------------------------------------------------
                                                                     2,324,469
Packaging & Containers: 0.1%
-------------------------------------------------------------------------------
ACX Technologies *                                        25,700       274,669
Shorewood Packaging                                       11,600       219,674
-------------------------------------------------------------------------------
                                                                       494,343
Paper & Forestry Products: 0.5%
-------------------------------------------------------------------------------
Georgia-Pacific                                           22,000     1,116,500
Temple-Inland                                             13,700       903,344
Weyerhaeuser                                              33,400     2,398,538
-------------------------------------------------------------------------------
                                                                     4,418,382
Real Estate: 0.2%
-------------------------------------------------------------------------------
Brandywine Realty Trust                                    9,300       152,288
Health Care REIT                                           5,600        84,700
Healthcare Realty Trust                                   18,800       293,750
Hospitality Properties Trust                              17,000       324,063
Macerich                                                  21,300       443,306
Security Capital Group Class B *                          34,500       431,250
-------------------------------------------------------------------------------
                                                                     1,729,357
Retail: 3.9%
-------------------------------------------------------------------------------
Barnesandnoble.com *                                       6,600        93,225
Bebe Stores *                                              2,900        77,575
Best Buy *                                                19,000       953,563
Borders Group *                                           11,700       187,931
CDW Computer Centers *                                     5,200       408,688
Charming Shoppes                                         127,300       839,384
Children's Place *                                         7,000       113,531
Cost Plus *                                               14,050       499,214
Family Dollar Stores                                     184,000     3,001,500
Fossil *                                                  25,050       580,064
Home Depot                                                82,350     5,646,122
Insight Enterprises *                                     13,650       552,398

                                                        Number      Market
Retail (Cont.)                                          of Shares   Value
-------------------------------------------------------------------------------
Jostens                                                   60,700    $1,475,769
Lowe's Companies                                          58,500     3,495,375
Micro Warehouse *                                         59,000     1,089,656
Petco Animal Supplies *                                    7,300       107,675
Rent-Way *                                                 5,700       106,519
Russ Berrie                                               26,900       706,125
Safeway *                                                 71,000     2,524,938
Sherwin-Williams                                          32,400       680,400
The Men's Wearhouse *                                      5,800       170,738
TJX                                                      112,600     2,301,263
United Stationers                                          2,800        80,238
Wal-Mart Stores                                          151,600    10,479,350
-------------------------------------------------------------------------------
                                                                    36,171,241
Telecommunications: 7.3%
-------------------------------------------------------------------------------
Adtran *                                                   3,100       159,747
Advanced Fibre Communications *                            2,200        98,588
AT&T                                                     131,100     6,653,324
Bell Atlantic                                             81,028     4,988,286
BellSouth                                                165,600     7,752,150
Commscope *                                               11,200       451,500
Dycom *                                                   15,450       680,766
General Instrument *                                      69,200     5,882,000
GTE                                                       58,300     4,113,794
InterVoice Brite *                                        11,400       265,763
Leap Wireless *                                            3,700       289,525
Lucent Technologies                                      121,200     9,067,274
MCI Worldcom *                                            39,750     2,107,992
MGC Communications *                                       2,800       141,575
Nortel Networks                                           39,300     3,969,300
Omnipoint *                                                1,900       228,830
Plantronics *                                              4,200       300,562
Powertel *                                                 6,700       671,256
Proxim *                                                   1,900       211,730
SBC Communications                                       158,183     7,711,420
Tellabs *                                                 81,000     5,196,656
U.S. West                                                 94,900     6,832,800
World Access *                                             4,400        85,662
-------------------------------------------------------------------------------
                                                                    67,860,500
Textiles, Apparel & Furniture: 0.7%
-------------------------------------------------------------------------------
Furniture Brands International *                          30,000       660,000
Johnson Controls                                          62,300     3,543,312
Tommy Hilfiger *                                          99,200     2,312,600
-------------------------------------------------------------------------------
                                                                     6,515,912
Transportation & Shipping: 0.6%
-------------------------------------------------------------------------------
Alaska Air Group                                          13,900       488,238
Alexander & Baldwin                                        8,500       193,374
America West Holdings Class B *                           33,800       701,350
American Freightways *                                     5,900        95,690
Canadian National Railway                                 14,200       373,638
Canadian Pacific                                          19,600       422,624
Continental Airlines Class B *                            37,200     1,650,750
Delta Air Lines                                           11,700       582,806
Eagle USA Airfreight *                                     2,400       103,725
Landstar Systems *                                         9,300       390,309
M.S. Carriers *                                           24,300       575,606
-------------------------------------------------------------------------------
                                                                     5,578,110
Utilities: 1.0%
-------------------------------------------------------------------------------
Calpine *                                                 11,000       704,000
Cascade Natural Gas                                        4,800        77,400
Energy East                                               61,900     1,288,294
General Public Utilities                                  40,100     1,200,493
Indiana Energy                                            10,000       177,500
Northwestern                                              18,300       402,600
Otter Tail Power                                          17,300       650,912
Public Service Company of New Mexico                      26,300       427,374
Public Service Enterprise Group                           19,000       661,438
Puget Sound Energy                                        46,100       893,188
Sierra Pacific Resources                                   9,300       161,006
Texas Utilities                                           25,200       896,175
UGI                                                       10,300       210,506
Unicom                                                    45,400     1,520,900
-------------------------------------------------------------------------------
                                                                     9,271,786

Total Common Stocks: 62.1%
(Cost $372,827,143)                                                576,435,696
-------------------------------------------------------------------------------

                                 Managed Fund 6

                                                        Number       Market
                                                        of Shares    Value
-------------------------------------------------------------------------------

Rights:
Baxter International Contigent Value Rights *             93,900     $  22,536
-------------------------------------------------------------------------------

Total Rights: 0.0%
(Cost $0)                                                               22,536
-------------------------------------------------------------------------------
                                                      Par
Money Market Instruments:                             Amount
-------------------------------------------------------------------------------
Associates Corp North America
4.00%, 1/3/00                                         $6,500,000     6,500,000
General Electric Company
4.43%, 1/3/00                                          4,500,000     4,500,000
U.S. Treasury Bill (+)
4.69%, 7/20/00                                         1,255,000     1,221,593
-------------------------------------------------------------------------------

Total Money Market Instruments: 1.3%
(Cost $12,221,593)                                                  12,221,593
-------------------------------------------------------------------------------

Total Investments: 99.6%
(Cost $723,495,850)                                                923,844,658
-------------------------------------------------------------------------------
Other Assets Over Liabilities: 0.4%                                  3,727,784
-------------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $18.910 per share based on
49,053,178 shares issued and outstanding)                         $927,572,442
-------------------------------------------------------------------------------

Components of Net Assets at December 31, 1999:
-------------------------------------------------------------------------------
Common Stock, par value $.01 per share,
100,000,000 authorized shares                                        $ 490,532
Paid in capital in excess of par value of shares issued            681,564,323
Undistributed net investment income                                  3,289,188
Accumulated net realized gain on investments and
futures contracts                                                   44,348,677
Net unrealized appreciation of investments and futures
contracts                                                          197,879,722
-------------------------------------------------------------------------------

Total Net Assets                                                  $927,572,442
-------------------------------------------------------------------------------

* Non-income producing security.
(1) Step-up Bond
(+) Fully or Partially pledged as collateral for open futures contracts.

See accompanying notes to financial statements.


                                 Managed Fund 7

Lincoln National Managed Fund, Inc.

Statement of Operations

Year ended December 31, 1999


Investment income:
 Interest                                                        $ 27,303,504
------------------------------------------------------------------------------
 Dividends                                                          7,122,062
------------------------------------------------------------------------------
  Total investment income                                          34,425,566
------------------------------------------------------------------------------

Expenses:
 Management fees                                                    3,376,216
------------------------------------------------------------------------------
 Accounting fees                                                      377,647
------------------------------------------------------------------------------
 Printing and postage                                                  99,908
------------------------------------------------------------------------------
 Custody fees                                                          52,471
------------------------------------------------------------------------------
 Legal fees                                                            38,696
------------------------------------------------------------------------------
 Directors fees                                                         4,200
------------------------------------------------------------------------------
 Other                                                                 15,755
------------------------------------------------------------------------------
                                                                    3,964,893
------------------------------------------------------------------------------
 Expenses paid indirectly                                             (15,780)
------------------------------------------------------------------------------
  Total expenses                                                    3,949,113
------------------------------------------------------------------------------
Net investment income                                              30,476,453
------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments and futures contracts:
------------------------------------------------------------------------------
  Net realized gain on investment transactions                     42,972,028
------------------------------------------------------------------------------
  Net realized gain on future contracts                             2,118,574
------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation
  of investments and futures contracts                             (6,367,364)
------------------------------------------------------------------------------
Net realized and unrealized gain on
investments and futures contracts                                  38,723,238
------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                         $69,199,691
------------------------------------------------------------------------------


Statements of Changes in Net Assets


                                                 Year ended     Year ended
                                                 12/31/99       12/31/98
                                                 ----------------------------
Changes from operations:
-----------------------------------------------------------------------------
 Net investment income                           $ 30,476,453   $ 30,054,285
-----------------------------------------------------------------------------
 Net realized gain on investment transactions
 and futures contracts                             45,090,602     44,287,952
-----------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 on investments and future contracts               (6,367,364)    34,012,132
-----------------------------------------------------------------------------
Net increase in net assets
resulting from operations                          69,199,691    108,354,369
-----------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                            (27,187,265)   (54,174,323)
-----------------------------------------------------------------------------
 Net realized gain on investment transactions     (44,522,215)   (62,174,659)
-----------------------------------------------------------------------------
  Total distributions to shareholders             (71,709,480)  (116,348,982)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions         (35,403,805)   122,835,134
-----------------------------------------------------------------------------
 Total increase (decrease) in net assets          (37,913,594)   114,840,521
-----------------------------------------------------------------------------

Net Assets, at beginning of year                  965,486,036    850,645,515
-----------------------------------------------------------------------------
Net Assets, at end of year                       $927,572,442   $965,486,036
-----------------------------------------------------------------------------

See accompanying notes to financial statements.

                                 Managed Fund 8

Lincoln National Managed Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the year)

                                            Year ended December 31,
                                            1999       1998      1997      1996      1995
                                            -------------------------------------------------
Net asset value, beginning of year          $ 18.971   $19.304   $16.266   $15.895   $12.783

Income (loss) from investment operations:
   Net investment income                       0.622     0.599     0.661     0.628     0.623
   Net realized and unrealized gain
      on investments                           0.767     1.632     2.811     1.291     3.132
                                            -------------------------------------------------
   Total from investment operations            1.389     2.231     3.472     1.919     3.755
                                            -------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income       (0.552)   (1.162)        -    (0.628)   (0.623)
   Distributions from net realized gain on
      investment transactions                 (0.898)   (1.402)   (0.434)   (0.920)   (0.020)
                                            -------------------------------------------------
Total dividends and distributions             (1.450)   (2.564)   (0.434)   (1.548)   (0.643)
                                            -------------------------------------------------
Net asset value, end of year                $ 18.910   $18.971   $19.304   $16.266   $15.895
                                            -------------------------------------------------

Total Return1                                   7.75%    12.72%    21.82%    12.05%    29.29%

Ratios and supplemental data:
   Ratio of expenses to average net assets      0.42%     0.42%     0.42%     0.43%     0.43%
   Ratio of net investment income
      to average net assets                     3.25%     3.31%     3.77%     4.05%     4.37%
   Portfolio Turnover                          44.79%    57.36%    53.40%   108.86%   112.52%
   Net assets, end of year (000 omitted)    $927,572  $965,486  $850,646  $675,740  $589,165

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                                 Managed Fund 9

Lincoln National Managed Fund, Inc.

Notes to Financial Statements

December 31, 1999

The Fund: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt investments are valued at their mean quotations. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1999, the custodial fees offset arrangements and amounted to $15,780.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor of the equity securities held by the Fund, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                                 Managed Fund 10

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1999 are as follows:

         Aggregate     Aggregate     Gross         Gross          Net
         Cost of       Proceeds      Unrealized    Unrealized     Unrealized
         Purchases     From Sales    Appreciation  Depreciation   Appreciation
         ---------------------------------------------------------------------
         $406,439,022  $466,516,698  $235,410,213  $(35,061,406)  $200,348,807

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin". The market value of investments pledged to cover margin requirements for open positions at December 31, 1999 was $1,221,593. Unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. Financial futures contracts open at December 31, 1999 were as follows:

                                            Notional      Unrealized
         Contracts to buy (sell)            Cost Amount   Expiration Dates  Gain (Loss)
-----------------------------------------------------------------------------------------
         58    S&P 500 Index contracts      $20,802,222)  March 2000        $   718,678)
         (146) Russell 2000 Index contracts (34,038,586)  March 2000         (3,187,763)
                                                                            -----------
                                                                            $(2,469,085)
                                                                            ===========

5. Summary of Changes From Capital Share Transactions

                                              Shares Issued Upon                                    Net Increase (Decrease)
                      Capital                 Reinvestment of          Capital Shares               Resulting From Capital
                      Shares Sold             Dividends                Redeemed                     Share Transactions
                      ---------------------------------------------------------------------------------------------------------
                      Shares     Amount       Shares     Amount        Shares       Amount          Shares      Amount
                      ---------------------------------------------------------------------------------------------------------
Year ended
  December 31, 1999:    573,212  $10,677,943  3,925,375   $71,709,480  (6,337,945)  $(117,791,228)  (1,839,358) $ (35,403,805)
Year ended
  December 31, 1998:  2,294,167   42,347,303  6,521,374  $116,348,981  (1,988,346)  $ (35,861,150)   6,827,195    122,835,134

6. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.



                                 Managed Fund 11

Lincoln National Managed Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Managed Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Managed Fund, Inc. (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Managed Fund, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP



Philadelphia,
Pennsylvania
February 4, 2000



                                 Managed Fund 12